FINANCIAL AND CAPITAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2019
FINANCIAL AND CAPITAL RISK MANAGEMENT
FINANCIAL AND CAPITAL RISK MANAGEMENT

36.    FINANCIAL AND CAPITAL RISK MANAGEMENT

36.1    Financial risk management

The Group’s activities expose it to a variety of financial risks, including market risk (including foreign currency risk, interest rate risk and commodity price risk), credit risk and liquidity risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimise the potential adverse effects on the Group’s financial performance.

Risk management is carried out by the treasury management department (the “Group Treasury“) under policies approved by the board of directors of the Company. The Group Treasury identifies, evaluates and hedges financial risks through close co-operation with the Group’s operating units.

(a)       Market risk

(i)     Foreign currency risk

Foreign currency risk primarily arises from certain significant foreign currency deposits, trade and notes receivables, trade and notes payables, advances paid to suppliers, and short-term and long-term loans denominated in United States dollars (“USD”), Australian dollars (“AUD”), Euro (“EUR”), Japanese yen (“JPY”), and Hong Kong dollars (“HKD”). Related exposures are disclosed in Notes 13, 14, 15, 18, 22, 23 and 40 to the financial statements, respectively. The Group Treasury closely monitors the international foreign currency market on the change of exchange rates and takes these into consideration when investing in foreign currency deposits and borrowing loans. As at December 31, 2019, the Group only had significant exposure to USD.

As at December 31, 2019, if RMB had strengthened/weakened by 5% against USD with all other variables held constant, the profit for the year would have been approximately RMB95 million higher/lower (2018: RMB10 million lower/higher), mainly as a result of foreign exchange gains and losses arising from the translation of USD-denominated borrowings, other payables and medium-term notes. Profit was more sensitive to the fluctuation in the RMB/USD exchange rates in 2019 than in 2018, mainly due to the increase in the USD denominated other payables and medium-term notes.

As the assets and liabilities denominated in other foreign currencies other than USD were relatively minimal to the total assets and liabilities of the Group, the directors of the Company are of the opinion that the Group was not exposed to any significant foreign currency risk arising from these foreign currency denominated assets and liabilities as at December 31, 2019 and 2018.

(ii)    Interest rate risk

As at December 31, 2019, as the Group had no significant interest-bearing assets except for bank deposits (Note 15) and entrusted loans (Note 14), the Group’s income and operating cash flows are substantially independent of changes in market interest rates.

Most of the bank deposits are maintained in savings and time deposit accounts in the PRC. The interest rates are regulated by the People’s Bank of China and the Group Treasury closely monitors the fluctuation on such rates periodically. The interest rates of entrusted loans are fixed. As the interest rates applied to the entrusted loans were fixed, the directors of the Company are of the opinion that the Group was not exposed to any significant interest rate risk for its financial assets held as at December 31, 2019 and 2018.

The interest rate risk for the Group’s financial liabilities primarily arises from interest-bearing loans. Loans borrowed at floating interest rates expose the Group to cash flow interest rate risk. The Group enters into debt obligations to support general corporate purposes including capital expenditures and working capital needs. The Group Treasury closely monitors market interest rates and maintains a balance between variable rate and fixed rate borrowings in order to reduce the exposures to the interest rate risk described above.

As at December 31, 2019, if interest rates had been 100 basis points (December 31, 2018:  100 basis points) higher/lower for bank and other loans borrowed at floating interest rates with all other variables held constant, net profit for the year would have been RMB451 million lower/higher (2018: RMB641 million), respectively, mainly as a result of the higher/lower interest expense on floating rate borrowings.

The interest rate risk of the Group mainly arises from medium-term notes and short-term bonds issued at fixed rates. As the fluctuation of comparable interest rates of corporate bonds with similar terms was relatively low, the directors of the Company are of the opinion that the Group was not exposed to any significant fair value interest rate risk for its fixed interest rate borrowings held as at December 31, 2019 and 2018.

(iii)    Commodity price risk

The Group uses futures and option contracts to reduce its exposure to fluctuations in the price of primary aluminum and other products. The Group uses the futures contract for hedging other than speculation. With reference to the hedging of primary aluminum, production company hedges the output of primary aluminum and trading company hedges the quantities of buyout and self-supporting.

The Group uses mainly futures contracts and option contracts traded on the Shanghai Futures Exchange and London Metal Exchange (“LME”) to hedge against fluctuations in primary aluminum prices. As at December 31, 2019, the fair values of the outstanding futures contracts amounting to RMB3 million (December 31, 2018: RMB16 million) and RMB1 million (December 31, 2018: RMB2 million) were recognized in financial assets and financial liabilities at fair value through profit or loss, respectively. As at December 31, 2019, the Company did not hold any option contracts (December 31, 2018: the Company did not hold any option contracts).

As at December 31, 2019, if the commodity futures prices had increased/decreased by 3% (December 31, 2018:  3%) and all other variables held constant, the profit for the year would have changed by the amounts shown below:

	2018	2019
Primary aluminum	Decrease/increase RMB14 million	Decrease/increase RMB40 million
Copper	Increase/decrease RMB0.9 million	Increase/decrease RMB0.9 million
Zinc	Decrease/increase RMB1.0 million	Decrease/increase RMB5.1 million
Coal	Decrease/increase RMB2.7 million	Decrease/increase RMB0.2 million

(b)       Credit risk

Credit risk arises from balances with banks and financial institutions, trade and notes receivables, other current and non-current receivables as well as credit exposures of customers, including outstanding receivables and committed transactions.

The Group maintains substantially all of its bank balances and cash and short-term investments in several major state-owned banks in the PRC. With strong support from the PRC government to these state-owned banks, the directors of the Company are of the opinion that there is no significant credit risk on such assets being exposed to losses.

The Group applies the simplified approach to most of its trade receivables to provide for expected credit losses prescribed by IFRS 9, which permits the use of the lifetime expected loss provision for trade receivables. The Group has made individual assessment for trade receivables from clients with top rating and those receivables with pledged assets separately and impairment provisions are made.

To measure the expected credit losses of trade receivables excluding individually assessed and impaired receivables, trade receivables have been grouped based on shared credit risk characteristics and the days past due. The expected credit loss model also incorporates forward-looking information.

The Group has performed historical analysis and identified the key economic variables impacting credit risk and expected credit losses. It considers available reasonable and supportive forwarding-looking information. Especially the following indicators are incorporated:

•	internal credit rating
•	external credit rating
•	actual or expected significant adverse changes in business, financial or economic conditions that are expected to cause a significant change to the borrower’s ability to meet its obligations
•	actual or expected significant changes in the operating results of individual clients
•	significant changes in the expected performance and behaviour of the clients

The Group measures expected credit loss rates on the basis of a loss rate approach by segmenting its portfolio into appropriate groupings based on shared credit risk characteristics. At the end of each year, the Group updates its historical loss information with forward-looking information. As the historical credit loss rates were comparatively stable and no significant changes were expected to the forward-looking information after the consideration of reasonable and supportable forecasts of comparatively stable customer relationship and customers’ credit ratings, the expected credit loss rates remained consistent during 2019.

Maximum exposure and year-end staging as at December 31, 2018 and 2019

The table below shows the credit quality and the maximum exposure to credit risk based on the Group's credit policy, which is mainly based on past due information unless other information is available without undue cost or effort, and year-end staging classification as at December 31, 2018 and 2019. The amounts presented are carrying amounts for financial assets and the exposure to credit risk for the financial guarantee contracts.

Year ended December 31, 2018	Stage 1	Stage 2	Stage 3	Simplified	Total

Trade receivables*	—	—	—	5,209,535	5,209,535
Financial assets in other current assets	1,098,455	3,655,638	121,432	—	4,875,525
Restricted cash	2,165,288	—	—	—	2,165,288
Notes receivable	2,894,482	—	—	—	2,894,482
Cash and cash equivalents	19,130,835	—	—	—	19,130,835
Financial assets in other non-current assets	204,718	—	—	—	204,718
Financial guarantees -not yet past due	12,450	—	—	—	12,450

Total	25,506,228	3,655,638	121,432	5,209,535	34,492,833

Year ended December 31, 2019	Stage 1	Stage 2	Stage 3	Simplified	Total
Trade receivables*	—	—	—	4,559,112	4,559,112
Financial assets in other current assets	1,632,766	3,970,620	120,538	—	5,723,924
Restricted cash	1,305,781	—	—	—	1,305,781
Notes receivable	2,834,011	—	—	—	2,834,011
Cash and cash equivalents	7,759,190	—	—	—	7,759,190
Financial assets in other non-current assets	128,673	—	—	—	128,673
Financial guarantees-not yet past due	5,772	—	—	—	5,772
Total	13,666,193	3,970,620	120,538	4,559,112	22,316,463

*        For trade receivables to which the Group applies the simplified approach for impairment, information based on the provision matrix is disclosed in Notes 13 to the consolidated financial statements.

The carrying amounts of short-term investments and these receivables included in Notes 9, 11, 13, and 14 represent the Group’s maximum exposure to credit risk in relation to its financial assets. The Group also provided financial guarantees to certain subsidiaries and a joint venture. The guarantees to the joint venture mentioned in Note 35 represented the Group’s maximum exposure to credit risk in relation to its guarantees to the joint venture.

For the year ended December 31, 2019, revenues of approximately RMB40,567 million (2017: RMB39,759 million, 2018: RMB32,852 million) were derived from entities directly or indirectly owned or controlled by the PRC government including Chinalco. There were no other individual customers from whom the Group has derived revenue of more than 10% of the Group’s revenue during the years ended December 31, 2017, 2018 and 2019. Thus, the directors of the Company are of the opinion that the Group was not exposed to any significant concentration of credit risk as at December 31, 2019 and 2018.

(c)      Liquidity risk

Cash flow forecast is performed in the operating entities of the Group and aggregated by the Group Treasury. The Group Treasury monitors rolling forecasts of the Group’s liquidity requirements to ensure it has sufficient cash to meet operational needs while maintaining sufficient headroom on its undrawn committed borrowing facilities at all times so that the Group does not breach borrowing limits or covenants (where applicable) on any of its borrowing facilities. This forecast takes into consideration of the Group’s debt financing plans, covenant compliance, compliance with internal balance sheet ratio targets and, if applicable, external regulatory or legal requirements, for example, currency restrictions.

As at December 31,2019, the Group had total banking facilities of approximately RMB167,431 million of which the amounts totalling RMB49,347 million have been utilized as at December 31, 2019. Banking facilities of approximately RMB108,360 million will be subject to renewal during the next 12 months. The directors of the Company are confident that such banking facilities can be renewed upon expiration based on their past experience and good credit standing.

In addition, as at December 31, 2019, the Group had no credit facilities through its futures agent at the LME (December 31, 2018: USD12 million (equivalent to RMB82 million), of which USD1 million (equivalent to RMB7 million) has been utilized. The futures agent has the right to adjust the related credit facilities.)

Management also monitors rolling forecasts of the Group’s liquidity reserve on the basis of the expected cash flows.

The table below analyzes the maturity profile of the Group’s financial liabilities as at the end of the reporting period. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Within 1 year	1 to 2 years	2 to 5 years	Over 5 years	Total
As at December 31, 2018
Finance lease payables, including current portion	2,518,653	1,161,490	707,716	13,238	4,401,097
Long-term bank and other loans, including current portion	3,384,400	7,377,956	16,593,587	18,784,797	46,140,740
Medium-term notes and bonds, including current portion	400,000	—	9,785,840	—	10,185,840
Short-term bonds	500,000	—	—	—	500,000
Gold leasing arrangement	1,607,905	—	—	—	1,607,905
Short-term bank and other loans	39,348,100	—	—	—	39,348,100
Interest payables for borrowings	4,848,968	2,602,751	4,197,364	898,786	12,547,869
Financial liabilities at fair value through profit or loss	1,766	—	—	—	1,766
Financial liabilities included in other payables and accrued liabilities, excluding accrued interest	8,890,176	—	—	—	8,890,176
Financial liabilities included in other non-current liabilities (Note)	—	108,896	333,354	420,258	862,508
Trade and notes payables	14,009,264	—	—	—	14,009,264

	75,509,232	11,251,093	31,617,861	20,117,079	138,495,265

	Within 1 year	1 to 2 years	2 to 5 years	Over 5 years	Total
As at December 31, 2019
Lease liabilities, including current portion	1,729,933	1,106,701	1,333,762	10,377,143	14,547,539
Long-term bank and other loans, including current portion	3,339,687	7,525,775	9,159,028	18,811,397	38,835,887
Medium-term notes and bonds, including current portion	—	7,285,840	9,500,000	—	16,785,840
Short-term bonds	9,300,000	—	—	—	9,300,000
Gold leasing arrangement	6,921,860	—	—	—	6,921,860
Short-term bank and other loans	21,238,166	—	—	—	21,238,166
Interest payables for loans and borrowings	4,955,925	2,289,092	4,220,111	978,041	12,443,169
Financial liabilities at fair value through profit or loss	805	—	—	—	805
Financial liabilities included in other payables and accrued liabilities, excluding accrued interest	10,288,657	—	—	—	10,288,657
Financial liabilities included in other non-current liabilities (Note)	—	176,232	182,006	857,647	1,215,885
Trade and notes payables	12,584,755	—	—	—	12,584,755

	70,359,788	18,383,640	24,394,907	31,024,228	144,162,563

Note: As disclosed in Note 21, as at December 31, 2019, the carrying value of financial liabilities included in other non-current liabilities was RMB1,153 million (December 31, 2018: RMB841 million).

36.2    Financial instruments

(a)	Financial instruments by category

The carrying amounts of each of the categories of financial instruments of the Group as at the end of the reporting period are as follows:

Financial assets	December 31, 2018
	Financial assets at fair value			Equity
	through profit or			investments
	loss			designated at
	Designated as			fair value
	such upon		Financial	through other
	initial	Held for	assets at	comprehensive
	recognition	trading	amortized cost	income	Total
Current

Trade and notes receivables	—	—	8,104,017	—	8,104,017
Financial assets at fair value through profit or loss	—	16,141	—	—	16,141
Restricted cash and time deposits	—	—	2,165, 288		2,165, 288
Cash and cash equivalents	—	—	19,130,835	—	19,130,835
Financial assets included in other current assets	—	—	4,875,530	—	4,875,530

Subtotal	—	16,141	34,275,670	—	34,291,811

Non-current

Equity investments designated at fair value through other comprehensive income	—	—	—	1,729,825	1,729,825
Other non-current assets	—	—	204,718	—	204,718

Subtotal	—	—	204,718	1,729,825	1,934,543

Total	—	16,141	34,480,388	1,729,825	36,226,354

Financial liabilities	December 31, 2018
	Financial
	liabilities at fair
	value through
	profit or loss
	Designated as
	such upon		Financial
	initial	Held for	liabilities at
	recognition	trading	amortized cost	Total
Current

Financial liabilities at fair value through profit or loss	—	1,766	—	1,766
Interest-bearing loans and borrowings	—	—	47,565,490	47,565,490
Financial liabilities included in other payables and accrued liabilities (Note 22)	—	—	9,286,462	9,286,462
Trade and notes payables	—	—	14,009,264	14,009,264

Subtotal	—	1,766	70,861,216	70,862,982

Non-current

Financial liabilities included in other non-current liabilities (Note 21)	—	—	841,059	841,059
Interest-bearing loans and borrowings	—	—	54,207,386	54,207,386

Subtotal	—	—	55,048,445	55,048,445

Total	—	1,766	125,909,661	125,911,427

Financial assets	December 31, 2019
	Financial assets at fair			Equity	Debt
	value through profit or			investments	instruments
	loss			designated at	at fair value
	Designated as			fair value	through
	such upon		Financial	through other	other
	initial	Held for	assets at	comprehensive	comprehensive
	recognition	trading	amortized cost	income	income	Total
Current

Trade receivables	—	—	4,559,112	—	—	4,559,112
Notes receivable	—	—	—	—	2,834,011	2,834,011
Financial assets at fair value through profit or loss*	—	3,503,175	—	—	—	3,503,175
Restricted cash and time deposits	—	—	1,305,781	—	—	1,305,781
Cash and cash equivalents	—	—	7,759,190	—	—	7,759,190
Financial assets included in other current assets	—	—	5,723,924	—	—	5,723,924

Subtotal	—	3,503,175	19,348,007	—	2,834,011	25,685,193

Non-current

Equity investments designated at fair value through other comprehensive income	—	—	—	2,239,251	—	2,239,251
Other non-current assets	—	—	128,673	—	—	128,673

Subtotal	—	—	128,673	2,239,251	—	2,367,924

Total	—	3,503,175	19,476,680	2,239,251	2,834,011	28,053,117

*        Financial assets measured at fair value through profit or loss are mainly wealth management products, denominated in RMB, with expected rates of return depending on the interest rates and yield curves observable at commonly quoted intervals. The fair value approximates to the carrying amount of the financial assets measured at fair value through profit or loss.

Financial liabilities	December 31, 2019
	Financial liabilities at fair
	value through profit or
	loss
	Designated as
	such upon		Financial
	initial	Held for	liabilities at
	recognition	trading	amortized cost	Total
Current

Financial liabilities at fair value through profit or loss	—	805	—	805
Interest-bearing loans and borrowings	—	—	42,286,604	42,286,604
Financial liabilities included in other payables and accrued liabilities (Note 22)	—	—	10,782,998	10,782,998
Trade and notes payables	—	—	12,584,755	12,584,755

Subtotal	—	805	65,654,357	65,655,162

Non-current

Financial liabilities included in other non-current liabilities (Note 21)	—	—	1,153,487	1,153,487
Interest-bearing loans and borrowings	—	—	59,243,563	59,243,563

Subtotal	—	—	60,397,050	60,397,050

Total	—	805	126,051,407	126,052,212

(b)	Fair value and fair value hierarchy

Fair value

The carrying amounts and fair values of the Group’s financial instruments, other than those with carrying amounts that reasonably approximate to fair values and those carried at fair value, are as follows:

	Carrying amounts		Fair values
	December 31,	December 31,	December 31,	December 31,
	2018	2019	2018	2019
Financial assets
Other non-current assets (Note 11)	204,718	128,673	182,132	111,935

	204,718	128,673	182,132	111,935

	Carrying amounts		Fair values
	December 31,	December 31,	December 31,	December 31,
	2018	2019	2018	2019
Financial liabilities
Financial liabilities included in other non-current liabilities (Note 21)	841,059	1,153,487	816,529	1,146,893
Long-term interest-bearing loans and borrowings, excluding lease liability (Note 18)	54,207,386	52,232,955	53,207,052	50,952,676

	55,048,445	53,386,442	54,023,581	52,099,569

Management has assessed that the fair values of cash and cash equivalents, restricted cash and time deposits, trade and notes receivables, financial assets included in other current assets, entrusted loans, trade and notes payables, financial liabilities included in other payables and accrued liabilities, short-term and the current portion of interest-bearing loans and borrowings, interest payable and the current portion of long-term payables approximate to their carrying amounts largely due to the short term maturities of these instruments.

The fair values of the financial assets and liabilities are included at the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.

The fair values of the financial assets included in other non-current assets and financial liabilities included in other non-current liabilities and long-term interest-bearing loans and borrowings have been calculated by discounting the expected future cash flows using rates currently available for instruments on with similar terms, credit risk and remaining maturities.

The Group’s own non-performance risk for financial liabilities included in other non-current liabilities and long-term interest-bearing loans and borrowings as at December 31, 2019 was assessed to be insignificant.

Fair value hierarchy

The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments:

Assets measured at fair value

As at December 31, 2018	Fair value measurement using
		Significant	Significant
	Quoted prices in	observable	unobservable
	active markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets at fair value through profit or loss:
Futures contracts	16,141	—	—	16,141
Equity investments designated at fair value through other comprehensive income:
Listed equity investments	6,441	—	—	6,441
Other unlisted investment	—	—	1,723,384	1,723,384

	22,582	—	1,723,384	1,745,966

As at December 31, 2019	Fair value measurement using
		Significant	Significant
	Quoted prices in	observable	unobservable
	active markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets at fair value through profit or loss:
Futures contracts	3,175	—	—	3,175
Financial product	—	3,500,000	—	3,500,000
Debt instruments at fair value through other comprehensive income - notes receivable	—	2,834,011	—	2,834,011
Equity investments designated at fair value through other comprehensive income:
Listed equity investments	8,853	—	—	8,853
Other unlisted investment	—	—	2,230,398	2,230,398

	12,028	6,334,011	2,230,398	8,576,437

Liabilities measured at fair value

As at December 31, 2018	Fair value measurement using
		Significant	Significant
	Quoted prices in	observable	unobservable
	active markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial liabilities at fair value through profit or loss:
Futures contracts	1,766	—	—	1,766

	1,766	—	—	1,766

As at December 31, 2019	Fair value measurement using
		Significant	Significant
	Quoted prices in	observable	unobservable
	active markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial liabilities at fair value through profit or loss:
Futures contracts	805	—	—	805
	805	—	—	805

Assets for which fair values are disclosed

As at December 31, 2018	Fair value measurement using
Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Loans and receivables:
Financial assets included in other non-current assets	—	182,132	—	182,132

As at December 31, 2019	Fair value measurement using
Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Loans and receivables:
Financial assets included in other non-current assets	—	111,935	—	111,935

Liabilities for which fair values are disclosed

As at December 31, 2018	Fair value measurement using
	Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial liabilities at amortized cost:
Financial liabilities included in other non-current liabilities	—	816,529	—	816,529
Long-term interest-bearing loans and borrowings	—	53,207,052	—	53,207,052

	—	54,023,581	—	54,023,581

As at December 31, 2019	Fair value measurement using
	Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial liabilities at amortized cost:
Financial liabilities included in other non-current liabilities	—	1,146,893	—	1,146,893
Long-term interest-bearing loans and borrowings	—	50,952,676	—	50,952,676

	—	52,099,569	—	52,099,569

During the year ended December 31, 2019, the Group had no transfers of fair value measurements between Level 1 and Level 2 and no transfers into or out of Level 3 for both financial assets and financial liabilities (2018: Nil).

Below is a summary of significant unobservable inputs to the valuation of financial instruments as at December 31, 2019 and 2018:

		Significant
	Valuation Technique	unobservable input	Range
Equity investments in Size Industry Investment Fund

December 31, 2019	Net Assets Method	Net Assets	5,000,000
December 31, 2018	Net Assets Method	Net Assets	5,000,000
Chinalco Innovative
December 31, 2019	Net Assets Method	Net Assets	350,911

36.3   Capital risk management

The Group’s capital management objectives are to safeguard the Group’s ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders, and to maintain an optimal capital structure to reduce the cost of capital.

In order to maintain or adjust the capital structure, the Group may adjust the amount of dividends paid to shareholders, issue new shares or sell assets to reduce debts.

Consistent with other entities in the industry, the Group monitors capital on the basis of its gearing ratio. This ratio is calculated as net debt divided by total capital. Net debt is calculated as total liabilities (excluding deferred tax liabilities, income tax payable and deferred government grants) less restricted cash, time deposits and cash and cash equivalents. Total capital is calculated as equity, as shown in the consolidated statement of financial position, plus net debt less non-controlling interests.

The gearing ratio as at December 31, 2018 and 2019 is as follows:

	December 31,	December 31,
	2018	2019
Total liabilities (excluding deferred tax liabilities, income tax payable and deferred government grants)	131,054,499	130,170,395
Less: Restricted cash, time deposits and cash and cash equivalents	(21,296,123)	(9,064,971)

Net debt	109,758,376	121,105,424

Total equity	67,669,619	70,725,060
Add: net debt	109,758,376	121,105,424
Less: non-controlling interests	(15,254,312)	(16,065,427)

Total capital attributable to owners of the parent	162,173,683	175,765,057

Gearing ratio	68%	69%